Investments	12 Months Ended
Dec. 31, 2011
Investments

Note 4—Investments

Portfolio Composition:

A summary of fixed maturities available for sale and equity securities by cost or amortized cost and estimated fair value at December 31, 2011 and 2010 is as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities*

2011:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$65,283	$1,756	$(4)	$67,035	$67,035	1%
States, municipalities, and political subdivisions	1,213,082	118,636	(1,896)	1,329,822	1,329,822	11
Foreign governments	21,832	1,327	0	23,159	23,159	0
Corporates	8,357,809	1,051,019	(137,908)	9,270,920	9,270,920	78
Collateralized debt obligations	60,437	0	(30,117)	30,320	30,320	0
Other asset-backed securities	42,862	3,210	(1,392)	44,680	44,680	0
Redeemable preferred stocks	1,162,939	27,184	(67,854)	1,122,269	1,122,269	10%

Total fixed maturities	10,924,244	1,203,132	(239,171)	11,888,205	11,888,205	100%

Equity securities	14,875	2,244	(63)	17,056	17,056

Total fixed maturities and equity securities	$10,939,119	$1,205,376	$(239,234)	$11,905,261	$11,905,261

*	At fair value

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amount per the Balance Sheet	% of Total Fixed Maturities

2010:
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$78,387	$1,347	$(1,060)	$78,674	$78,674	1%
States, municipalities, and political subdivisions	1,212,185	10,752	(41,811)	1,181,126	1,181,126	11
Foreign governments	22,352	679	0	23,031	23,031	0
Corporates	7,707,938	423,076	(210,149)	7,920,865	7,920,865	75
Collateralized debt obligations	56,525	0	(34,069)	22,456	22,456	0
Other asset-backed securities	46,406	3,010	(678)	48,738	48,738	1
Redeemable preferred stocks	1,311,704	36,405	(79,965)	1,268,144	1,268,144	12

Total fixed maturities	10,435,497	475,269	(367,732)	10,543,034	10,543,034	100%
Equity securities	14,875	2,348	(69)	17,154	17,154

Total fixed maturities and equity securities	$10,450,372	$477,617	$(367,801)	$10,560,188	$10,560,188

A schedule of fixed maturities by contractual maturity at December 31, 2011 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$64,222	$64,895
Due from one to five years	527,836	564,584
Due from five to ten years	669,994	728,784
Due from ten to twenty years	2,439,335	2,649,607
Due after twenty years	7,114,402	7,799,590
Mortgage-backed and asset-backed securities	108,455	80,745

	$10,924,244	$11,888,205

Analysis of investment operations:

	Year Ended December 31,
	2011	2010	2009

Net investment income is summarized as follows:
Fixed maturities	$683,101	$662,202	$609,566
Equity securities	1,558	1,183	1,287
Policy loans	29,293	27,248	25,394
Other long-term investments	2,439	3,064	6,482
Short-term investments	165	762	1,296

	716,556	694,459	644,025
Less investment expense	(23,528)	(18,095)	(11,485)

Net investment income	$693,028	$676,364	$632,540

An analysis of realized gains (losses) from investments is as follows:
Realized investment gains (losses):
Fixed maturities:
Sales and other	$27,790	$43,022	$15,638
Writedowns	(20)	(4,850)	(143,166)
Equity securities	0	1	(862)
Loss on redemption of debt	0	(1,646)	(1)
Other	(1,866)	813	(1,101)

	25,904	37,340	(129,492)
Applicable tax	(9,066)	(13,070)	44,147

Realized gains (losses) from investments, net of tax	$16,838	$24,270	$(85,345)

An analysis of the net change in unrealized investment gains (losses) is as follows:
Equity securities	$(98)	$432	$2,377
Fixed maturities available for sale	856,424	562,921	1,240,781

Net change in unrealized gains (losses) on securities	$856,326	$563,353	$1,243,158

Additional information about securities sold is as follows:

	At December 31,
	2011		2010		2009
Fixed maturities:
Proceeds from sales	$236,662	**	$314,904	*	$830,892 *
Gross realized gains	28,249		29,821		69,249
Gross realized losses	(24,323)		(13,361)		(56,499)

Equities:
Proceeds from sales	0		1		1,138
Gross realized gains	0		1		0
Gross realized losses	0		0		(862)

*	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.
**	Includes $12.3 million of unsettled trades

Fair value measurements:    Torchmark measures the fair value of its financial assets based on a hierarchy consisting of three levels which indicate the quality of the fair value measurements as described below:

•	Level 1 – fair values are based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

•

Level 2 – fair values are based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that can otherwise be corroborated by observable market data.

•

Level 3 – fair values are based on inputs that are considered unobservable where there is little, if any, market activity for the asset or liability as of the measurement date. In this circumstance, the Company has to rely on values derived by independent brokers or internally-developed assumptions. Unobservable inputs are developed based on the best information available to the Company which may include the Company’s own data or bid and ask prices in the dealer market.

The great majority of the Company’s fixed maturities are not actively traded and direct quotes are not generally available. Management therefore determines the fair values of these securities after consideration of data provided by third-party pricing services and independent broker/dealers. Over 99% of the fair value reported at December 31, 2011 was determined using data provided by third-party pricing services. Prices provided by third-party pricing services are not binding offers but are estimated exit values. They are based on observable market data inputs which can vary by security type. Such inputs include benchmark yields, available trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market data. As part of the Company’s controls over pricing, management reviews and analyzes all prices obtained to insure the reasonableness of the values, taking all available information into account. One very important control is the corroboration of prices obtained from third-party sources against other independent sources. When corroborated prices produce small variations, the close correlation indicates observable inputs, and the median value is used. When corroborated prices present greater variations, additional analysis is required to determine which value is the most appropriate. When only one price is available, management evaluates observable inputs and performs additional analysis to confirm that the price is appropriate. All fair value measurements based on prices determined with observable market data are reported as Level 1 or Level 2 measurements.

When third-party vendor prices are not available, the Company attempts to obtain at least three quotes from broker/dealers for each security. When at least three quotes are obtained, and the standard deviation of such quotes is less than 3%, (suggesting that the independent quotes were likely derived using similar observable inputs), the Company uses the median quote and classifies the measurement as Level 2. At December 31, 2011 and 2010, there were no assets valued as Level 2 in this manner with broker quotes.

When the standard deviation is 3% or greater, or the Company cannot obtain three quotes, then additional information and management judgment are required to establish the fair value. The measurement is then classified as Level 3. The Company uses information and valuation techniques deemed appropriate for determining the point within the range of reasonable fair value estimates that is most representative of fair value under current market conditions. As of December 31, 2011 and 2010, fair value measurements classified as Level 3 represented 0.4% and 1.0%, respectively, of total fixed maturities and equity securities.

The following tables represent the fair value of assets measured on a recurring basis at December 31, 2011 and 2010:

	Fair Value Measurements at December 31, 2011 Using:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:	`
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$67,035	$0	$67,035
States, municipalities, and political subdivisions	0	1,329,822	0	1,329,822
Foreign governments	0	23,159	0	23,159
Corporates	28,092	9,231,578	11,250	9,270,920
Collateralized debt obligations	0	0	30,320	30,320
Other asset-backed securities	0	37,558	7,122	44,680
Redeemable preferred stocks	217,613	904,656	0	1,122,269

Total fixed maturities	245,705	11,593,808	48,692	11,888,205
Equity securities	16,346	0	710	17,056

Total fixed maturities and equity securities	$262,051	$11,593,808	$49,402	$11,905,261

Percentage of total	2.2%	97.4%	0.4%	100.0%

Description	Fair Value Measurements at December 31, 2010 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$0	$78,674	$0	$78,674
States, municipalities and political subdivisions	0	1,181,126	0	1,181,126
Foreign governments	0	23,031	0	23,031
Corporates	15,347	7,831,845	73,673	7,920,865
Collateralized debt obligations	0	0	22,456	22,456
Other asset-backed securities	0	40,696	8,042	48,738
Redeemable preferred stocks	270,189	997,955	0	1,268,144

Total fixed maturities	285,536	10,153,327	104,171	10,543,034

Equity securities	16,484	0	670	17,154

Total fixed maturities and equity securities	$302,020	$10,153,327	$104,841	$10,560,188

Percent of total	2.9%	96.1%	1.0%	100.0%

The following table represents changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Analysis of Changes in Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Asset- backed securities	Collateralized debt Obligations	Corporates*	Other	Total
Balance at January 1, 2009	$23,077	$14,158	$164,881	$1,246	$203,362
Total gains or losses:
Included in realized gains/losses	0	(83,458)	(2,502)	0	(85,960)
Included in other comprehensive income	1,717	80,674	(2,728)	12	79,675
Sales	0	125	(6,833)	0	(6,708)
Amortization	(183)	1,014	2,366	(5)	3,192
Other **	0	5,524	213	148	5,885
Transfers in to Level 3	0	0	48,995	4,435	53,430
Transfers out of Level 3	(16,630)	0	(132,628)	0	(149,258)

Balance at December 31, 2009	7,981	18,037	71,764	5,836	103,618
Total gains or losses:
Included in realized gains/losses	0	(1,712)	1,504	708	500
Included in other comprehensive income	255	2,445	14,711	(534)	16,877
Sales	0	0	(5,862)	(2,331)	(8,193)
Amortization	(194)	2,333	2,536	(1)	4,674
Other **	0	1,353	0	0	1,353
Transfers out of Level 3	0	0	(10,980)	(3,008)	(13,988)

Balance at December 31, 2010	8,042	22,456	73,673	670	$104,841
Total gains or losses:
Included in realized gains/losses	0	0	(12,542)	0	(12,542)
Included in other comprehensive income	(714)	3,952	14,578	40	17,856
Sales	0	0	(13,875)	0	(13,875)
Amortization	(206)	2,470	1,302	0	3,566
Other **	0	1,442	0	0	1,442
Transfers out of Level 3	0	0	(51,886)	0	(51,886)

Balance at December 31, 2011	$7,122	$30,320	$11,250	$710	$49,402

*	Includes redeemable preferred stocks
**	Includes capitalized interest and foreign exchange adjustments.

The collateral underlying collateralized debt obligations for which fair values are reported as Level 3 consists primarily of trust preferred securities issued by banks and insurance companies. None of the collateral is subprime or Alt-A mortgages (loans for which the typical documentation was not provided by the borrower).

The following table presents transfers in and out of each of the valuation levels of fair values.

	2011			2010			2009
	In	Out	Net	In	Out	Net	In	Out	Net
Level 1	$0	$0	$0	$54	$(4,848)	$(4,794)	$0	$0	$0
Level 2	51,886	0	51,886	18,836	(54)	18,782	149,258	(53,430)	95,828
Level 3	0	(51,886)	(51,886)	0	(13,988)	(13,988)	53,430	(149,258)	(95,828)

Transfers into Level 2 from Level 3 result from the availability of observable market data when a security is valued at the end of a period. Transfers into Level 3 occur when there is a lack of observable market information. Transfers into Level 1 from Level 2 occur when direct quotes are available; transfers from Level 1 into Level 2 result when only observable market data and no direct quotes are available.

Other-than-temporary impairments:    Torchmark’s portfolio of fixed maturities fluctuates in value due to changes in interest rates in the financial markets as well as other factors. Fluctuations caused by market interest rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, Torchmark considers these declines in value resulting from changes in market interest rates to be temporary. In certain circumstances, however, Torchmark determines that the decline in the value of a security is other-than-temporary and writes the book value of the security down to its fair value, realizing an investment loss. The evaluation of Torchmark’s securities for other-than-temporary impairments is a process that is undertaken not less frequently than quarterly and is overseen by a team of investment and accounting professionals. Each security which is impaired because the fair value is less than the cost or amortized cost is identified and evaluated. The determination that an impairment is other-than-temporary is highly subjective and involves the careful consideration of many factors. Among the factors considered are:

•	The length of time and extent to which the security has been impaired
•	The reason(s) for the impairment
•	The financial condition of the issuer and the near-term prospects for recovery in fair value of the security
•	The Company’s ability and intent to hold the security until anticipated recovery
•	Expected future cash flows

The relative weight given to each of these factors can change over time as facts and circumstances change. In many cases, management believes it is appropriate to give relatively more weight to prospective factors than to retrospective factors. Prospective factors that are given more weight include prospects for recovery, the Company’s ability and intent to hold the security until anticipated recovery, and expected future cash flows.

Among the facts and information considered in the process are:

•	Default on a required payment
•	Issuer bankruptcy filings
•	Financial statements of the issuer
•	Changes in credit ratings of the issuer
•	The value of underlying collateral
•	News and information included in press releases issued by the issuer
•	News and information reported in the media concerning the issuer
•	News and information published by or otherwise provided by credit analysts
•	Recent cash flows

While all available information is taken into account, it is difficult to predict the ultimately recoverable amount of a distressed or impaired security.

Torchmark has determined that certain of its holdings in fixed maturity investments were other-than-temporarily impaired during the three years ended December 31, 2011. Included in the impairments were collateralized debt obligations in which the impairment was bifurcated in accordance with accounting guidance. As a result of this guidance, the portion of an impairment considered to be a credit loss is other-than-temporarily impaired and the amount of the credit loss is charged to net income. Any portion of the impairment considered to be temporary is charged to other comprehensive income. The credit loss portion of an impairment is determined as the difference between the security’s amortized cost and the present value of expected future cash flows discounted at the securities’ original effective yield rate. The temporary portion is the difference between this present value of expected future cash flows and fair value (as discounted by a market yield). The expected cash flows are determined using judgment and the best information available to the Company. Inputs used to derive expected cash flows include expected default rates, current levels of subordination, and loan-to-collateral value ratios. Management believes that the present value of future cash flows at the original effective yield is a better measure of valuation, because fair value is based on limited observable market data, and the market for these securities is neither active nor orderly. The following table presents the writedowns recorded due to these impairments in accordance with accounting guidance and whether the writedown was charged to earnings or other comprehensive income.

Writedowns for Other-Than-Temporary Impairments

	2011		2010		2009
	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income
Collateralized debt obligations	$0	$0	$1,712	$0	$ 83,457	$20,766
Corporate bonds	20	0	3,138	0	59,709	0

Total pre-tax	$20	$0	$4,850	$0	$143,166	$20,766

After tax	$13	$0	$3,152	$0	$ 94,234	$13,498

As of year end 2011, previously written down securities remaining in the portfolio were carried at a fair value of $22.6 million. Otherwise, as of December 31, 2011, Torchmark has no information available to cause it to believe that any of its investments are other-than-temporarily impaired. Torchmark has the ability and intent to hold these investments to recovery, and does not intend to sell nor expects to be required to sell its other impaired securities.

Bifurcated credit losses result when there is an other-than-temporary impairment for which a portion of the loss is recognized in other comprehensive income. Torchmark’s balances related to bifurcated credit loss positions included in other comprehensive income were $22 million at December 31, 2011, December 31, 2010, and December 31, 2009. There was no change in this balance since December 31, 2009, the year the balance initially arose.

Unrealized gain/loss analysis.    As conditions in financial markets have improved since early 2009, unrealized gains in the portfolio have occurred and losses have declined. Net unrealized losses on fixed maturities of $455 million at December 31, 2009 became net unrealized gains of $108 million at December 31, 2010. During 2011, net unrealized gains rose to $964 million at December 31, 2011. At December 31, 2011, investments in securities in the financial sector were in a $14 million unrealized gain position compared with an unrealized loss position of $115 million at December 31, 2010. Investments in securities in the other sectors had net unrealized gains of $950 million in 2011 and $223 million in 2010. The following tables disclose gross unrealized investment losses by class of investment at December 31, 2011 and December 31, 2010. Torchmark considers these investments to be only temporarily impaired.

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2011

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$279	$(3)	$34	$(1)	$313	$(4)
States, municipalities and political subdivisions	0	0	17,609	(1,896)	17,609	(1,896)
Foreign governments	0	0	0	0	0	0
Corporates	585,265	(38,249)	612,338	(99,659)	1,197,603	(137,908)
Collateralized debt obligations	0	0	30,320	(30,117)	30,320	(30,117)
Other asset-backed securities	0	0	7,122	(1,392)	7,122	(1,392)
Redeemable preferred stocks	205,449	(14,250)	367,450	(53,604)	572,899	(67,854)

Total fixed maturities	790,993	(52,502)	1,034,873	(186,669)	1,825,866	(239,171)

Equity securities	386	(63)	0	0	386	(63)

Total fixed maturities and equity securities	$791,379	$(52,565)	$1,034,873	$(186,669)	$1,826,252	$(239,234)

ANALYSIS OF GROSS UNREALIZED INVESTMENT LOSSES

At December 31, 2010

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Fixed maturities available for sale:
Bonds:
U.S. Government direct, guaranteed, and government-sponsored enterprises	$56,905	$(1,060)	$0	$0	$56,905	$(1,060)
States, municipalities and political subdivisions	685,754	(26,734)	66,591	(15,077)	752,345	(41,811)
Foreign governments	0	0	0	0	0	0
Corporates	1,284,966	(39,331)	862,820	(170,818)	2,147,786	(210,149)
Collateralized debt obligations	0	0	22,331	(34,069)	22,331	(34,069)
Other asset-backed securities	0	0	8,042	(678)	8,042	(678)
Redeemable preferred stocks	199,362	(3,339)	646,454	(76,626)	845,816	(79,965)

Total fixed maturities	2,226,987	(70,464)	1,606,238	(297,268)	3,833,225	(367,732)

Equity securities	0	0	30	(69)	30	(69)

Total fixed maturities and equity securities	$2,226,987	$(70,464)	$1,606,268	$(297,337)	$3,833,255	$(367,801)

Additional information about investments in an unrealized loss position is as follows:

	Less than Twelve Months	Twelve Months or Longer	Total

Number of issues (Cusip numbers) held:
As of December 31, 2011	117	93	210
As of December 31, 2010	234	133	367

Torchmark’s entire fixed-maturity and equity portfolio consisted of 1,373 issues at December 31, 2011 and 1,430 issues at December 31, 2010. The weighted-average quality rating of all unrealized loss positions as of December 31, 2011 was BBB-, compared with BBB+ a year earlier. The weighted-average quality ratings are based on amortized cost.

Other investment information:

Other long-term investments consist of the following:

	December 31,
	2011	2010
Mortgage loans, at cost	$551	$14,481
Investment real estate, at depreciated cost	3,165	2,154
Low-income housing interests	12,188	14,482
Collateral loans	7,598	8,913
Other	2,665	2,955

Total	$26,167	$42,985

The estimated fair value of mortgage loans, based on discounted cash flows, was approximately $0.6 million at December 31, 2011 and $14.3 million at December 31, 2010. Accumulated depreciation on investment real estate was $1.8 million at both December 31, 2011 and 2010.

Torchmark had $125 thousand in fixed maturities at book value ($130 thousand at fair value) that were non-income producing during the twelve months ended December 31, 2011. Torchmark had $3.0 million in investment real estate at December 31, 2011 which was non-income producing during the previous twelve months. Torchmark did not have any other invested assets that were non-income producing during the twelve months ended December 31, 2011.